4. Property and Equipment	9 Months Ended
Dec. 31, 2018
Notes to Financial Statements
4. Property and Equipment

The Company has acquired all its office and field work equipment with cash payments. The total fixed assets consist of various equipment items and the totals are as follows:

Asset	December 31, 2018
Equipment	$69,540
Accumulated depreciation	(8,000)
Net Fixed Assets	$61,540

Depreciation expenses for the three months ended December 31, 2018 and 2017 was $0.